Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

As of December 31, 2012, future minimum lease payments under noncancelable operating leases are as follows:

Duration	Amount
(in thousands)

January 1, 2013~December 31, 2013	$1,703
January 1, 2014~December 31, 2014	771
January 1, 2015~December 31, 2015	235
January 1, 2016~December 31, 2016	113
January 1, 2017~December 31, 2017	65
$2,887